Employees - Summary of Charge to Operating Profit (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [line items]
Gross service cost	€ (178)	€ (128)	€ (186)
Employee contributions	37	11	12
Special termination benefits	(5)	(14)	(11)
Past service cost including (losses)/gains on curtailments	32	3	0
Settlements	5	2	1
Defined contribution plans	(230)	(222)	(212)
Post-employment benefit expense in profit or loss	(268)	(238)	(352)
United Kingdom
Disclosure of defined benefit plans [line items]
Special termination benefits	0	0
Past service cost including (losses)/gains on curtailments	28
Operating cost
Disclosure of defined benefit plans [line items]
Post-employment benefit expense in profit or loss	(339)	(348)	(396)
Finance income/(cost)
Disclosure of defined benefit plans [line items]
Post-employment benefit expense in profit or loss	€ 71	€ 110	€ 44